Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2013
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug. 30, 2013
Prospectus Date	rr_ProspectusDate	Jul. 01, 2013
Supplement TextBlock	wells_SupplementTextBlock

SUPPLEMENT TO THE CLASS R6 PROSPECTUS

OF

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

(each a "Fund" and, together, "the Funds")

Effective immediately, the prospectus is revised to reflect the following changes:

The first sentence in Footnote 2 to each Fund's Annual Fund Operating Expenses table is revised to replace "June 30, 2014" with "June 30, 2015".

The Example of Expenses table for each Fund is replaced with the following for the Fund indicated:

Dow Jones Target Today Fund

After:
1 Year	$31
3 Years	$130
5 Years	$274
10 Years	$691

Dow Jones Target 2010 Fund

After:
1 Year	$33
3 Years	$134
5 Years	$278
10 Years	$695

Dow Jones Target 2015 Fund

After:
1 Year	$34
3 Years	$136
5 Years	$280
10 Years	$697

Dow Jones Target 2020 Fund

After:
1 Year	$36
3 Years	$138
5 Years	$277
10 Years	$681

Dow Jones Target 2025 Fund

After:
1 Year	$36
3 Years	$139
5 Years	$280
10 Years	$691

Dow Jones Target 2030 Fund

After:
1 Year	$37
3 Years	$141
5 Years	$282
10 Years	$693

Dow Jones Target 2035 Fund

After:
1 Year	$38
3 Years	$146
5 Years	$291
10 Years	$715

Dow Jones Target 2040 Fund

After:
1 Year	$38
3 Years	$145
5 Years	$288
10 Years	$705

Dow Jones Target 2045 Fund

After:
1 Year	$38
3 Years	$149
5 Years	$302
10 Years	$746

Dow Jones Target 2050 Fund

After:
1 Year	$38
3 Years	$147
5 Years	$295
10 Years	$725

Dow Jones Target 2055 Fund

After:
1 Year	$38
3 Years	$202
5 Years	$467
10 Years	$1,224

(Wells Fargo Advantage Dow Jones Target Today Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	130
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	691
(Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	33
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	134
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	278
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	695
(Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	136
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	697
(Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	277
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	681
(Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	139
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	691
(Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	282
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	693
(Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	146
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	715
(Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	145
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	288
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	705
(Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	149
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	746
(Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	147
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	295
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	725
(Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	467
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,224